MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2018
Marketable Securities [Abstract]
MARKETABLE SECURITIES

12.	MARKETABLE SECURITIES

Marketable securities held by the Company are listed equity securities considered to be available-for-sale securities.

The cost of sale of available-for-sale marketable securities is calculated on an average cost basis.

(in thousands of $)	2018	2017
Balance at start of the year	19,231	8,428
Repurchase of marketable securities pledged to creditors	10,272	—
Shares acquired	—	46,100
Shares disposed of	(16,749)	(26,351)
Unrealized gain (loss) recorded in income statement	(3,526)	—
Unrealized gain (loss) recorded in other comprehensive income	—	1,326
Marketable securities reclassified as pledged to creditors	(8,392)	(10,272)
Total	836	19,231

The brought forward balance includes marketable securities pledged to creditors which are subsequently reclassified.

Avance Gas
As of December 31, 2018, 2017 and 2016, the Company holds 442,384 shares in Avance Gas, which are recorded as marketable securities pledged to creditors as at December 31, 2018.

An impairment loss of $4.9 million was recorded in the year ended December 31, 2016, in respect of the mark to market loss on the Avance Gas shares that was determined to be other than temporary in view of the significant fall in rates and the short to medium term prospects for the LPG sector at that time.

In the period ended December 31, 2017, the Company recognized a mark to market loss of $0.09 million in relation to the 0.4 million shares held in Avance Gas in Other Comprehensive Income.

In the period ended December 31, 2018, the Company recognized a mark to market loss of $0.6 million in relation to the 0.4 million shares held in Avance Gas in the Statement of Operations.

Ship Finance
As of December 31, 2018 and 2017, the Company owned 73,383 shares in Ship Finance, which were acquired as a result of the Merger.

In the period ended December 31, 2017, the Company recognized a mark to market gain of $0.05 million in relation to the 0.1 million shares held in Ship Finance in Other Comprehensive Income.

In the period ended December 31, 2018, the Company recognized a mark to market loss of $0.4 million in relation to the 0.1 million shares held in Ship Finance in the Statement of Operations.

Golden Ocean
As of December 31, 2018 and 2017 the Company held 1,270,657 shares in Golden Ocean.

An impairment loss of $2.4 million was recorded in the three months ended March 31, 2016, in respect of the mark to market loss on the Golden Ocean shares that was determined to be other than temporary in view of the significant fall in rates in the Baltic Dry Index and the short to medium term prospects for the dry bulk sector.

In December 2017, the Company sold 1,260,358 shares of Golden Ocean for total proceeds of $10.1 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares of Golden Ocean in March 2018 for $10.3 million. The transaction has been accounted for as a secured borrowing, with the shares reclassified to marketable securities pledged to creditors and a liability recorded within debt for $10.1 million.

In March 2018, the Company repurchased these shares and simultaneously sold the shares for total proceeds of $10.4 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares of Golden Ocean in June 2018 for $10.4 million. The transaction was accounted for as a secured borrowing, with the shares retained in marketable securities pledged to creditors and a liability recorded within debt for $10.3 million.

In June 2018, the Company repurchased these shares and simultaneously sold them for total proceeds of $11.2 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares of Golden Ocean in September 2018 for $11.4 million. The transaction was accounted for as a secured borrowing, with the shares retained in marketable securities pledged to creditors and a liability recorded within debt for $11.2 million.

In September 2018, the Company repurchased and simultaneously sold the shares for total proceeds of $11.8 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares of Golden Ocean in December 2018 for $11.9 million. The transaction was accounted for as a secured borrowing, with the shares retained in marketable securities pledged to creditors and a liability recorded within debt for $11.9 million.

In December 2018, the Company repurchased and simultaneously sold the shares for total proceeds of $7.7 million. At the same time the Company entered into a forward contract to repurchase 1.3 million shares of Golden Ocean in March 2019 for $7.7 million. The transaction has been accounted for as a secured borrowing, with the shares retained in marketable securities pledged to creditors and a liability recorded within debt for $7.6 million as at December 31, 2018.

As of December 31, 2018 the Company reports a total of 1,270,657 shares of Golden Ocean (as adjusted for the 1-for-5 reverse share split in August 2016), of which 1,260,358 are held as marketable securities pledged to creditors.

In the period ended December 31, 2018, the Company recognized a mark to market loss of $2.5 million in relation to the 1.3 million shares held in Golden Ocean Group Ltd in the Statement of Operations.

DHT
The company acquired 10.9 million shares in DHT in the three months ended March 31, 2017 for an aggregate cost of $46.1 million.

In the period ended December 31, 2017, the Company sold a total of 6.2 million shares in DHT for proceeds of $27.4 million, recognizing a gain of $1.1 million in the statement of operations of which $0.6m relate to the gain reclassification from Other Comprehensive Income.

In the period ended December 31, 2017, the Company recognized a mark to market loss of $3.0 million in relation to the shareholding in DHT in Other Comprehensive Income.

In the period ended December 31, 2018, the Company sold 4.7 million shares of DHT Holdings Inc., for proceeds of $17.8 million, recognizing a gain on disposal of $1.0 million in the Statement of Operations.

On January 1, 2018, the Company adopted the targeted improvements to ASC 825-10 Recognition and Measurement of Financial Assets and Liabilities. As a result of the adoption of this guidance the Company is required to recognize the movement in the fair value of Marketable Securities in the Consolidated Statement of Operations. Details on accounting policies can be found in Note 2 Accounting Policies.